Cover Page Cover Page	Aug. 01, 2025
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Aug. 01, 2025
Entity Registrant Name	BRAEMAR HOTELS & RESORTS INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-35972
Entity Tax Identification Number	46-2488594
Entity Address, Address Line One	14185 Dallas Parkway
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
City Area Code	972
Local Phone Number	490-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001574085
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Registrant’s Current Report on Form 8-K filed on August 1, 2025 (the “Initial 8-K”), for the event dated August 1, 2025. The sole purpose for filing this amended report is to correct a scrivener’s error contained in the conference call transcript attached as Exhibit 99.1 to the Initial 8-K as described further below. A corrected Exhibit 99.1 is attached to this Current Report on Form 8-K/A as Exhibit 99.1.
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	BHR
Security Exchange Name	NYSE
Series B Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock, Series B
Trading Symbol	BHR-PB
Security Exchange Name	NYSE
Series D Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock, Series D
Trading Symbol	BHR-PD
Security Exchange Name	NYSE